Property and Equipment, Net (Tables)	12 Months Ended
Sep. 30, 2023
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

The components of property and equipment, net are:

	As of September 30,
	2023	2022
Computers, related equipment and software	$1,294,574	$1,267,230
Building, building improvements and land(1)	410,644	392,110
Leasehold improvements	204,054	199,972
Furniture, fixtures and other	64,146	64,025
Property and equipment, gross	1,973,418	1,923,337
Less accumulated depreciation	(1,182,495)	(1,129,050)
Property and equipment, net	$790,923	$794,287

(1)
During fiscal year 2023, the Company occupied the campus in Ra'anana Israel and started the depreciation of the building and building improvements, please see also Note 2.